Operating expenses	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Operating expenses	Operating expenses

	2021	2020	2019
	£m	£m	£m
Infrastructure costs
Property and equipment	1,506	1,556	1,409
Depreciation and amortisation	1,673	1,539	1,487
Lease payments	32	34	41
Impairment of property, equipment and intangible assets	403	194	33
Total infrastructure costs	3,614	3,323	2,970
Administration and general expenses
Consultancy, legal and professional fees	610	567	590
Marketing and advertising	399	330	425
UK bank levy	170	299	226
Other administration and general expenses	958	1,117	1,059
Total administration and general expenses	2,137	2,313	2,300
Staff costs	8,511	8,097	8,315
Provisions for litigation and conduct	177	153	1,849
Operating expenses[a]	14,439	13,886	15,434
Note
a    Operating expenses includes £648m relating to structural cost actions of which £266m pertains to impairment of property taken as part of real estate review.

For further details on staff costs including accounting policies, refer to Note 31.